Matthews Asia Credit Opportunities Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 72.0%

	Face Amount*	Value

CHINA/HONG KONG: 36.8%

Sino-Ocean Land Treasure III, Ltd. 4.900%[b], 09/21/22[c,d]	5,600,000	$4,703,988

Honghua Group, Ltd. 6.375%, 08/01/22[d]	4,800,000	4,625,995

KWG Group Holdings, Ltd. 7.400%, 01/13/27[d]	3,500,000	3,246,140

King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]	3,400,000	3,197,509

Times China Holdings, Ltd. 6.200%, 03/22/26[d]	3,400,000	3,071,135

China SCE Group Holdings, Ltd. 7.000%, 05/02/25[d]	2,700,000	2,541,105

Wanda Group Overseas, Ltd. 7.500%, 07/24/22[d]	2,500,000	2,352,484

Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	2,400,000	2,318,280

Franshion Brilliant Ltd. 6.000%[b], 02/08/26[c,d]	1,700,000	1,700,000

Huarong Finance 2019 Co., Ltd. 4.250%[b], 09/30/25[c,d]	1,900,000	1,577,000

Huarong Finance 2017 Co., Ltd. 4.000%[b], 11/07/22[c,d]	1,600,000	1,472,000

Sunac China Holdings, Ltd. 6.500%, 01/26/26[d]	1,600,000	1,284,058

Logan Group Co., Ltd. 4.500%, 01/13/28[d]	1,070,000	977,522

FWD Group, Ltd. 0.000%[b], 06/15/22[c,d]	1,000,000	959,104

FWD Group, Ltd. 6.375%[b], 09/13/24[c,d]	900,000	920,318

Huarong Finance 2017 Co., Ltd. 4.500%[b], 01/24/22[c,d]	700,000	672,000

Times China Holdings, Ltd. 5.750%, 01/14/27[d]	550,000	486,858

CIFI Holdings Group Co., Ltd. 4.800%, 05/17/28[d]	400,000	372,000

Total China/Hong Kong		36,477,496

INDIA: 19.2%

Tata Motors, Ltd. 5.875%, 05/20/25[d]	4,200,000	4,505,760

Network i2i, Ltd. 5.650%[b], 01/15/25[c,e]	3,000,000	3,195,000

ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[d]	2,900,000	3,155,743

HDFC Bank, Ltd. 3.700%[b], 08/25/26[c,e]	3,000,000	2,988,000

Periama Holdings LLC 5.950%, 04/19/26[d]	2,600,000	2,788,500

Network i2i, Ltd. 5.650%[b], 01/15/25[c,d]	2,200,000	2,343,000

Total India		18,976,003

INDONESIA: 10.3%

Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[d]	4,000,000	4,030,000

PB International BV 7.625%, 01/26/22[d]	5,300,000	2,602,300

	Face Amount*	Value

PT Adaro Indonesia 4.250%, 10/31/24[d]	2,000,000	$2,035,000

Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,500,000	1,478,969

Total Indonesia		10,146,269

THAILAND: 2.8%

Kasikornbank Public Co., Ltd. 5.275%[b], 10/14/25[c,d]	2,600,000	2,723,500

Total Thailand		2,723,500

AUSTRALIA: 2.1%

Australia & New Zealand Banking Group, Ltd. 6.750%[b], 06/15/26[c,d]	1,800,000	2,099,898

Total Australia		2,099,898

PHILIPPINES: 0.8%

Royal Capital BV 4.875%[b], 05/05/24[c,d]	782,000	815,235

Total Philippines		815,235

TOTAL NON-CONVERTIBLE CORPORATE BONDS		71,238,401

(Cost $73,560,586)

CONVERTIBLE CORPORATE BONDS: 17.1%

CHINA/HONG KONG: 14.6%

Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	4,100,000	4,188,355

Baozun, Inc., Cnv. 1.625%, 05/01/24	3,450,000	3,174,000

Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[d]	1,400,000	1,499,400

Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[d]	1,600,000	1,422,400

Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[d]	1,400,000	1,284,500

iQIYI, Inc., Cnv. 2.000%, 04/01/25	1,300,000	1,142,728

NIO, Inc., Cnv. 0.500%, 02/01/27[e]	1,100,000	895,455

Meituan, Cnv. 0.000%, 04/27/28[d]	500,000	477,250
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	400,000	368,400

Total China/Hong Kong		14,452,488

MALAYSIA: 1.9%

Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[d]	1,900,000	1,882,900

Total Malaysia		1,882,900

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Matthews Asia Credit Opportunities Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)
	Face Amount*	Value

SOUTH KOREA: 0.6%

Kakao Corp., Cnv. 0.000%, 04/28/23[d]	500,000	$617,485

Total South Korea		617,485

TOTAL CONVERTIBLE CORPORATE BONDS		16,952,873

(Cost $17,577,659)

FOREIGN GOVERNMENT OBLIGATIONS: 6.5%

VIETNAM: 6.5%

Viet Nam Debt & Asset Trading Corp. 1.000%, 10/10/25[d]	5,689,000	5,162,768

Socialist Republic of Vietnam 5.500%, 03/12/28	1,260,000	1,266,287

Total Vietnam		6,429,055

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		6,429,055

(Cost $6,007,694)

TOTAL INVESTMENTS: 95.6%		94,620,329
(Cost $97,145,939)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.4%		4,372,010

NET ASSETS: 100.0%		$98,992,339

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $7,078,455, which is 7.15% of net assets.

*	All Values in USD unless otherwise specified.

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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